Lease	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Lease

Note 10 — Lease

The Company has entered into a lease arrangement for its office facility.

Following the expiration of the lease arrangement on February 28, 2026, the Company remained in occupation of the office facility on a month-to-month basis for the month of March 2026. The Company has elected the short-term lease exemption for leases with a term of 12 months or less, and accordingly, no right-of-use (ROU) asset or lease obligation was recognized for this holdover period. On June 11, 2026, the Company finalized and executed a new lease agreement with the lessor to renew its tenancy and expand its operational footprint by leasing the adjacent office space. The duration of the new lease is two years, applied retroactively from April 1, 2026, until March 31, 2028. Under this new agreement, the monthly lease payment is HKD 42,988.

The components of lease expense were as follows:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$
Operating lease cost	$302,870	$281,376	$279,422	$35,641

Total operating lease cost for the year ended March 31, 2026 included the fixed lease cost, HKD 257,928 (US$32,899) and the short-term lease payment, HKD 21,494 (US$ 2,742).

Supplemental balance sheet information related to leases was as follows:

	March 31,
	2025	2026
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$250,504	$-	$-

Current operating lease obligation	250,504	-	-
Total operating lease obligation	$250,504	$-	$-

Weighted average remaining lease term (in years):
Operating lease	0.92	-

Weighted average discount rate:
Operating lease	5.9%	-%

Supplemental cash flow and other information related to the leases was as follows:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$302,870	$281,376	$250,504	$31,952

Right of use assets obtained in exchange for lease obligation:
Operating lease	$529,700	$-	$-	$-

Non-cancellable Operating Lease

Since the commencement date of our new lease agreement occurred subsequent to March 31, 2026, no right-of-use asset or operating lease obligation was recognized as of March 31, 2026. As of March 31, 2026, there were no future minimum lease payments under the lease agreement that expired on February 28, 2026. Future undiscounted minimum lease payments under the new operating lease executed subsequent to the year-end are as follows:

Years ending March 31,	Amount (HKD)	Amount (US$)
2027	$515,856	$65,798
2028	515,856	65,798
Total future lease payments	1,031,712	131,596